TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of December 31,
	2025	2024
	US$’000	US$’000
Trade receivables	104,612	103,789
Less: Loss allowances	(1,077)	(1,000)
Trade receivable, net	103,535	102,789
Other receivables	936	1,257
Less: Loss allowances	—	—
Other receivable, net	936	1,257

Summary of Movement in Provision for Impairment of Trade Receivables
12(a)    Movement in the loss allowance on trade receivables

	2025	2024
	US$’000	US$’000
At January 1	1,000	1,378
Charge for the year	167	592
Write-off	(141)	(952)
Unused amounts reversed	(27)	(10)
Currency translation adjustment	78	(8)
At December 31	1,077	1,000
12(b)    Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2025
Expected loss rate	1.03%	0.06%	0.45%	4.31%	5.11%	5.99%	61.32%
Gross carrying amount - trade receivables	104,612	83,133	13,657	5,598	979	167	1,078
Loss allowances	1,077	53	62	241	50	10	661
Trade receivable, net	103,535	83,080	13,595	5,357	929	157	417

December 31, 2024
Expected loss rate	0.96%	0.09%	0.77%	4.29%	4.84%	2.83%	24.62%
Gross carrying amount - trade receivables	103,789	85,686	11,460	2,588	1,095	283	2,677
Loss allowances	1,000	81	88	111	53	8	659
Trade receivable, net	102,789	85,605	11,372	2,477	1,042	275	2,018